Net loss per preferred and common unit (Details-Basic and diluted net loss per common unit) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net Loss Per Preferred And Common Unit
Net loss attributable to unitholders (in thousands)	$ (27,794)	$ (10,842)	$ (52,613)	$ (24,703)
Weighted-average units used in computing net loss per unit, basic and diluted	33,509,272	32,772,909	33,509,272	32,600,544
Net loss per preferred unit, basic and diluted	$ (0.83)	$ (0.33)	$ (1.57)	$ (0.76)
Net loss per common unit, basic and diluted	$ (0.83)	$ (0.33)	$ (1.57)	$ (0.76)